STATEMENT OF OPERATIONS - USD ($)	2 Months Ended		3 Months Ended						8 Months Ended	9 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Formation and operating costs											$ 2,426,204
Loss from operations			$ (1,113,342)				$ (184,615)		$ (185,615)	$ (1,518,286)	(2,426,204)
Other income:
Interest earned on marketable securities held in Trust Account			138,117				96,143		96,143	142,997	201,441
Unrealized gain on marketable securities held in Trust Account			(106,039)				41,496		41,496	2,231	8,012
Change in fair value of warrant liability			(13,174,144)				613,900		613,900	(2,284,340)	(12,406,208)
Transaction costs incurred in connection with warrant liability									671,901		(671,901)
Total other income (expense), net			(13,142,066)				79,638		79,638	(2,139,112)	(12,868,656)
Net loss	$ (1,000)	$ (1,000)	$ (14,255,408)	$ (4,088,974)	$ 14,686,984	$ (15,180,169)	$ (113,691)	$ 0	$ (114,691)	$ (3,657,398)	$ (15,294,860)
Basic and diluted weighted average shares outstanding, Class A Common Stock											24,524,620
Basic and diluted net loss per share, Class A common stock											$ 0.00
Basic and diluted weighted average shares outstanding, Class B common stock											8,269,814
Basic and diluted net income per share, Class B common stock											$ (1.85)
Class A common stock
Other income:
Basic and diluted weighted average shares outstanding, Class A Common Stock											15,758,710
Basic and diluted net loss per share, Class A common stock											$ (0.69)
Basic and diluted weighted average shares outstanding, Class B common stock			27,600,000				25,780,220		10,761,468	27,600,000	15,758,710
Basic and diluted net income per share, Class B common stock			$ (0.41)				$ 0.00		$ (0.01)	$ (0.11)	$ (0.69)
Class B common stock
Other income:
Basic and diluted weighted average shares outstanding, Class B common stock			6,900,000				6,840,659		6,350,917	6,900,000	6,513,871
Basic and diluted net income per share, Class B common stock			$ (0.41)				$ 0.00		$ (0.01)	$ (0.11)	$ (0.69)